Reverse Recapitalization	6 Months Ended
Jun. 30, 2022
Reverse Recapitalization [Abstract]
Reverse Recapitalization	Reverse Recapitalization
On January 25, 2022 and pursuant to the Merger Agreement, the merger between the Company and CF V (the “Merger”) was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, CF V was treated as the “acquired” company and Satellogic was treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the reverse recapitalization was treated as the equivalent of the Company issuing stock for the net assets of CF V, accompanied by a recapitalization. The net assets of CF V were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger represent those of the Company.
The transaction resulted in net cash proceeds of $168 million, after transaction expenses and debt repayment, through the contribution of cash held in CF V’s trust account, net of redemptions by CF V’s public stockholders, and a concurrent private placement offering led by SoftBank’s SBLA Advisers Corp. and Cantor Fitzgerald & Co. (“CF&Co.”), among other top-tier institutional investors, and the Liberty Investment, as defined and described further below.
On the Closing Date, the Company consummated the Merger contemplated by the Merger Agreement, including the following:
Private Placement (“PIPE”) Investment
Pursuant to the relevant subscription agreement, the Company issued 5,816,770 shares of Class A common stock and a non-redeemable warrant (“PIPE Warrant”) to purchase 2,500,000 shares of Class A common stock to a PIPE investor at an exercise price of $20.00 per share, for an aggregate purchase price of $58.2 million.
Forward Purchase Agreement
In July 2021, CFAC Holdings V, LLC (the “Sponsor”), CF V, and the Company entered into the Amended and Restated Forward Purchase Agreement (“FPA”), pursuant to which the Company issued to the Sponsor 1,250,000 shares of Class A Common Stock, and warrants to purchase an additional 333,333 shares of common stock at an exercise price of $11.50 per share (“Forward Purchase Warrant”), for an aggregate purchase price of $10.0 million.
Cantor Loan
The Company and Cantor Fitzgerald Securities (“CF Securities”) entered into a Secured Promissory Note, dated December 23, 2021 (the “Promissory Note”), pursuant to which CF Securities agreed to loan the Company $7.5 million (the “Cantor Loan”). On January 18, 2022, CF Securities, the Company and Nettar entered into the Promissory Note Waiver Letter (the “Promissory Note Waiver Letter”) pursuant to which the Company and CF Securities agreed that the Company would repay the Cantor Loan, including all principal and interest by the issuance of 788,021 shares of Class A common stock. Such repayment occurred on the Closing Date.

Redeemable Series X Preferred Stock
Per the transaction, the 2,033,230 outstanding shares of redeemable Series X preferred stock and accrued dividends in the amount of $21.4 million were converted to 2,140,340 shares of Class A common stock.
Liberty Investment
On January 18, 2022, the Company and CF V entered into the Liberty Subscription Agreement with an investor (the “Liberty Investor”). The Company agreed to issue and sell to the Liberty Investor certain securities of the Company, including (i) 20,000,000 shares of Class A common stock, (ii) a warrant to purchase up to 5,000,000 shares of Class A common stock at an exercise price of $10.00 per share (the “$10.00 Liberty Warrant”), and (iii) a warrant to purchase up to 15,000,000 shares of Class A common stock at an exercise price of $15.00 per share (the “$15.00 Liberty Warrant”, and together with the $10.00 Liberty Warrant, the “Liberty Warrants”), in a private placement for an aggregate purchase price of $150.0 million.
Transaction Fees

On January 18, 2022, CF V, the Company and CF&Co. entered into the CF Fee Letter, pursuant to which they agreed to pay cash of $5.0 million and issue an aggregate of 2,058,229 shares of Class A common stock in payment of certain Merger-related transaction fees. Such payments were made on the Closing Date.

Company Stockholders
In connection with the Merger Transaction:
•the ordinary shares and preference shares of Nettar that were issued and outstanding immediately prior to the Merger were automatically cancelled and ceased to exist in exchange for shares of Class A common stock of the Company, as determined in accordance with the Merger Agreement;
•all Convertible Notes of Nettar converted into Nettar Preference Shares which were exchanged for shares of Class A common stock as determined in the Merger Agreement;
•all options to purchase ordinary shares of Nettar were assumed by the Company and became options to purchase shares of Class A common stock as determined in accordance with the Merger Agreement;
•the Columbia Warrant (as defined below) outstanding immediately prior to the Merger became exercisable for that number of shares of Class A common stock as determined in accordance with the Merger Agreement.
The following table illustrates the shares issued to the Company’s stockholders after giving effect to the 3.3028 Exchange Ratio in accordance with the transactions contemplated by the Merger Agreement as of the Closing Date and the issuance of shares pursuant to the transactions described above:

Company stockholders	Shares
Class A stockholders immediately prior to merger	17,215,336
Series A preferred stockholders	7,968,316
Series B preferred stockholders	4,597,928
Series B-1 preferred stockholders	2,171,399
2018 convertible noteholders	5,581,416
2019 convertible noteholders	7,846,333
2020 convertible noteholders	4,553,205
Redeemable Series X preferred stockholders	2,140,340
Liberty investors	20,000,000
PIPE investors	5,816,770
Shares issued for Cantor loan repayment	788,021
Shares issued to Sponsor under Forward Purchase Securities Agreement	1,250,000
Issuance of shares for transaction fees	2,058,229
CF V shares	6,837,354
88,824,647